Basis Of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation and Summary of Significant Accounting Policies
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
Churchill Downs Incorporated (the “Company”) is a diversified provider of pari-mutuel horseracing, casino gaming, entertainment, and is the country’s premier source of online account wagering on horseracing events. The Company offers gaming products through its casinos in Mississippi, its slot and video poker operations in Louisiana and its slot and poker operations in Florida.
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Calder Race Course, Inc. and Tropical Park, Inc. which hold licenses to conduct pari-mutuel wagering and horseracing at Calder Race Course (“Calder”), Arlington International Race Course, LLC (“Arlington”), Churchill Downs Louisiana Horseracing Company, LLC (“CDI Louisiana”), Churchill Downs Louisiana Video Poker Company, LLC (“CD Louisiana Video”) and its wholly-owned subsidiary, Video Services, LLC (“VSI”), SW Gaming, LLC (“Harlow’s”), Magnolia Hill, LLC ("Riverwalk"), Churchill Downs Technology Initiatives Company (“CDTIC”), the owner and operator of TwinSpires and United Tote Company, Inc. (“United Tote”), Churchill Downs Investment Company (“CDIC”), Bluff Media ("Bluff"), as well as the Company's equity investment in HRTV, LLC (“HRTV”) and a 50% joint venture in Miami Valley Gaming & Racing LLC ("MVG'). All significant intercompany balances and transactions have been eliminated in consolidation.
The Consolidated Statements of Comprehensive Income include net revenues and operating expenses associated with the Company's Racing Operations, Gaming, Online Business and Other Investments operating segments and are defined as follows:
Racing: net revenues and corresponding operating expenses associated with commissions earned on wagering at the Company’s racetracks, off-track betting facilities (“OTBs”) and simulcast fees earned from other wagering sites. In addition, amounts include ancillary revenues and expenses generated by the pari-mutuel facilities including admissions, sponsorships and licensing rights, food and beverage sales and fees for the alternative uses of its facilities.
Gaming: net revenues and corresponding operating expenses generated from slot machines, table games and video poker. In addition, it includes ancillary revenues and expenses generated by food and beverage sales, hotel operations revenue and miscellaneous other revenue.
Online: net revenues and corresponding operating expenses generated by the Company’s Advance Deposit Wagering (“ADW”) business from wagering through the Internet, telephone or other mobile devices on pari-mutuel events. In addition, it includes the Company’s information business that provides data information and processing services to the equine industry.
Other: net revenues and corresponding operating expenses generated by United Tote Company, the Company’s provider of pari-mutuel wagering systems and Bluff.
Current Year Reclassification
During the year ended December 31, 2012, the Company merged the operations of Churchill Downs Simulcast Productions ("CDSP"), the Company's provider of television productions services, which was previously included in other investments, with its Racing Operations. Net revenues and operating expenses of CDSP for the years ended December 31, 2011 and 2010, have been reclassified to conform to the current year presentation. There was no impact from these reclassifications on consolidated net revenues, operating income, results of continuing operations, or cash flows.
Summary of Significant Accounting Policies
Cash Equivalents
The Company considers investments with original maturities of three months or less to be cash equivalents. The Company has, from time to time, cash in the bank in excess of federally insured limits. Checks issued but not presented to banks frequently result in overdraft balances for accounting purposes and are classified as a current liability in the Consolidated Balance Sheets.
Restricted Cash
Restricted cash represents amounts due to horsemen for purses, stakes and awards as well as customer deposits collected for advance deposit wagering. In addition, as of December 31, 2012 and 2011, restricted cash included $12.9 million and $23.6 million, respectively, of funds related to the Horse Racing Equity Trust Fund proceeds in Illinois, as further described in Note 17.
Allowance for Doubtful Accounts Receivable
The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance is maintained at a level considered appropriate based on historical and other factors that affect collectability. Uncollectible accounts receivable are written off against the allowance for doubtful accounts receivable when management determines that the probability of payment is remote and collection efforts have ceased.
Property and Equipment
Property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows: 10 to 40 years for grandstands and buildings, 3 to 18 years for equipment, 2 to 10 years for furniture and fixtures and 10 to 20 years for tracks and other improvements.
Intangible Assets
The Company determines the initial carrying value of its intangible assets in accordance with purchase accounting based on the anticipated future cash flows relating to the intangible asset. For definite-lived intangible assets, the Company assigns useful lives based upon the estimated economic life of each intangible and amortizes them accordingly. Definite-lived intangible assets are being amortized over their estimated useful lives ranging from one to thirty years using the straight-line method.
Goodwill is tested for impairment on an annual basis or between annual tests if events occur or circumstances indicate there may be impairment. In 2012, in connection with its annual impairment testing, the Company adopted Financial Accounting Standards Board ("FASB") ASU No. 2011-08, Intangibles-Goodwill and Other: Testing Goodwill for Impairment which allows an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that the fair value of a reporting unit is less than the carrying amount, then the Company would perform the two step goodwill impairment test. The first step, used to identify potential impairment, is a comparison of the reporting unit's estimated fair value to its carrying value, including goodwill. If the fair value of the reporting unit exceeds its carrying value, applicable goodwill is considered not to be impaired. If the carrying value exceeds fair value, there is an indication of impairment and the second step is performed to measure the amount of the impairment, if any. The second step of the goodwill impairment test consists of comparing the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. If the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized equal to such excess. The implied fair value of goodwill is determined in the same manner, as when determining the amount of goodwill recognized in a business combination.
The Company considers its slots gaming rights and trademark intangible assets as indefinite-lived intangible assets that do not require amortization based on its future expectations to operate its gaming facilities indefinitely, as well as its historical experience in renewing these intangible assets at minimal cost with various state gaming commissions. Rather, these intangible assets are tested annually, or more frequently, if indicators of impairment exist, by comparing the fair value of the recorded assets to their carrying amount. If the carrying amount of the slots gaming rights and trademark intangible assets exceed their fair value, an impairment loss is recognized. The Company completed the required annual impairment tests of goodwill and indefinite lived intangible assets during the quarter ended March 31, 2012, and no adjustment to the carrying values of goodwill or indefinite lived intangible assets was required.
During 2013, the Company intends to adopt ASU No. 2012-02, Intangibles-Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment which permits an entity to qualitatively assess whether the fair value of an indefinite-lived intangible asset is less than its carrying value.
Long-lived Assets-Impairments
In the event that facts and circumstances indicate that the carrying amount of tangible assets and other long-lived assets or groups of assets may be impaired, an evaluation of recoverability is performed. If an evaluation is required, the estimated future undiscounted cash flows associated with the assets is compared to the assets’ carrying amount to determine if an impairment loss should be recorded. The impairment loss is based on the excess, if any, of the carrying value over the fair value of the assets.
Fair Value of Assets and Liabilities
The Company adheres to a hierarchy for ranking the quality and reliability of the information used to determine fair values. Assets and liabilities that are carried at fair value are classified and disclosed in one of the following three categories: Level 1: Unadjusted quoted market prices in active markets for identical assets or liabilities; Level 2: Unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability; and Level 3: Unobservable inputs for the asset or liability. The Company endeavors to utilize the best available information in measuring fair value. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.
Internal Use Software
The Company capitalized internal use software primarily related to its Online Business of approximately $5.2 million, $3.2 million and $4.4 million during the years ended December 31, 2012, 2011 and 2010, respectively. The estimated useful life of costs capitalized is generally three years. During the years ended December 31, 2012, 2011 and 2010, the amortization of capitalized costs totaled approximately $3.4 million, $3.5 million and $1.7 million, respectively. Capitalized internal use software is included in property and equipment, net. The Company records internal use software in accordance with current accounting guidance governing computer software developed or obtained for internal use.
Loan Origination Costs
During the years ended December 31, 2012 and 2011, the Company incurred $0.1 million and $0.2 million, respectively, in loan origination costs associated with the second amended and restated credit facility, which were capitalized and are being amortized as interest expense over the remaining term of the credit facility.
Revenue Recognition
Pari-mutuel revenues are recognized upon occurrence of the live race that is presented for wagering and after that live race is made official by the respective state’s racing regulatory body. Gaming revenues represent net gaming wins, which is the difference between gaming wins and losses. Other operating revenues such as admissions, programs and concession revenues are recognized once delivery of the product or services has occurred.
Approximately 50% of the Company’s revenues for the year ended December 31, 2012 are generated by pari-mutuel wagering on live and simulcast racing content through OTBs and ADW providers. Live racing handle includes patron wagers made on live races at the Company’s racetracks and also wagers made on imported simulcast signals by patrons at the Company’s racetracks during live meets. Import simulcasting handle includes wagers on imported signals at the Company’s racetracks when the respective tracks are not conducting live racing meets, at the Company’s OTBs and through the Company’s ADW providers throughout the year. Export handle includes all patron wagers made on live racing signals sent to other tracks, OTBs and ADW providers. Advance deposit wagering consists of patron wagers through an advance deposit account.
The Company retains as revenue a predetermined percentage or commission on the total amount wagered, and the balance is distributed to the winning patrons. The gross percentages earned approximated 10% of handle for our Racing Operations segment and 20% of handle for our Online Business segment. The Company is subject to pari-mutuel and gaming taxes based on pari-mutuel and gaming revenues in the jurisdictions in which it operates. These taxes are recorded as an operating expense in the Consolidated Statements of Comprehensive Income.
Customer Loyalty Programs
The Company's customer loyalty programs offer incentives to customers who wager at the Company’s racetracks, through its advance deposit wagering platform, TwinSpires.com, or at its gaming facilities. The TSC Elite program, which was introduced during the year ended December 31, 2012 to replace the previous program, TwinSpires Club, is for pari-mutuel wagering at the Company’s racetracks or through TwinSpires.com. The Player’s Club is offered at the Company’s gaming facilities in Louisiana, Florida and Mississippi. Under the programs, customers are able to accumulate points over time that they may redeem for cash, free play, merchandise or food and beverage items at their discretion under the terms of the programs.  As a result of the ability of the customer to accumulate points, the Company accrues the cost of points, after consideration of estimated forfeitures, as they are earned.  For the TSC Elite program, the estimated value of the cost to redeem points is recorded as the points are earned.  To arrive at the estimated cost associated with points, estimates and assumptions are made regarding incremental costs of the benefits, rates and the mix of goods and services for which points will be redeemed. For the Player’s Cub program, the retail value of the points-based cash awards or complimentary goods and services is netted against revenue as a promotional allowance.  As of December 31, 2012 and 2011, the outstanding reward point liability was $2.1 million and $2.6 million, respectively.
Promotional Allowances
Promotional allowances, which include the Company’s customer loyalty programs, primarily consist of the retail value of complimentary goods and services provided to guests at no charge. The retail value of these promotional allowances is included in gross revenue and then deducted to arrive at net revenue.
During the years ended December 31, 2012, 2011 and 2010, promotional allowances of $21.5 million, $17.1 million and $9.4 million, respectively, were included as a reduction to net revenues. During those periods, Online promotional allowances were $9.3 million, $6.5 million and $2.7 million, Gaming promotional allowances were $11.2 million, $8.7 million and $4.4 million, and Racing promotional allowances were $1.0 million, $2.0 million and $2.3 million, respectively. The estimated cost of providing promotional allowances is included in operating expenses for the years ended December 31, 2012, 2011 and 2010 and totaled $5.7 million, $4.5 million and $1.9 million, respectively.
Deferred Revenue
Deferred revenue includes advance sales related to the Kentucky Derby and Kentucky Oaks races in Kentucky and other advance billings on racing events. Revenues from these advance billings are recognized when the related event occurs. Deferred revenue also includes advance sales of Personal Seat Licenses (“PSLs”) and luxury suites. PSLs represent the ownership of a specific seat for the Kentucky Derby, Kentucky Oaks and Breeders’ Cup races at Churchill Downs and have a contractual life of either one, three, five or thirty years.
Revenue from PSLs is recognized when the Kentucky Derby, Kentucky Oaks and Breeders’ Cup races occur on a ratable basis over the term of the contract. Luxury suites are sold for specific racing events as well as for a predetermined contractual term. Revenue related to the sale of luxury suites is recognized as they are utilized when the related event occurs.
Pari-mutuel and Gaming Taxes
The Company recognizes pari-mutuel and gaming tax expense based on the statutorily required percentage of revenue that is required to be paid to state and local jurisdictions in the states in which wagering occurs. Individual states and local jurisdictions set pari-mutuel tax rates which range from 0.25% to 3.5% of the total handle wagered by patrons. Gaming tax rates range from 1.5% to 35% of net gaming revenue.
Purse Expense
The Company recognizes purse expense based on the statutorily required percentage of revenue that is required to be paid out in the form of purses to the qualifying finishers of horseraces run at the Company’s racetracks in the period in which wagering occurs. The Company incurs a liability for all unpaid purses to be paid out. The Company may pay out purses in excess of statutorily required amounts resulting in purse overpayments, which are expensed as incurred. Recoveries of purse overpayments are recognized in the period they are realized.
Income Taxes
In accordance with the liability method of accounting for income taxes, the Company recognizes the amount of taxes payable or refundable for the current year and deferred tax assets and liabilities for the future tax consequences of events that have been recognized in the consolidated financial statements or tax returns.
Adjustments to deferred taxes are determined based upon the changes in differences between the book basis and tax basis of assets and liabilities, measured by enacted tax rates the Company estimates will be applicable when these differences are expected to reverse. Changes in current tax laws, enacted tax rates or the estimated level of taxable income or non-deductible expenses could change the valuation of deferred tax assets and liabilities and affect the overall effective tax rate and tax provision.
When tax returns are filed, it is highly certain that some positions taken will be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that will be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with the tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.
Uncashed Winning Tickets
The Company’s policy for uncashed winning pari-mutuel tickets follows the requirements as set forth by each state’s pari-mutuel wagering laws. The Company will either remit uncashed pari-mutuel ticket winnings to the state according to the state’s escheat or pari-mutuel laws or will maintain the liability during the required holding period according to state law at which time the Company will recognize it as income.
Insurance Recoveries
In connection with losses incurred from natural disasters, insurance proceeds are collected on existing business interruption and property and casualty insurance policies. When losses are sustained in one accounting period and the amounts to be recovered are collected in a subsequent accounting period, management uses estimates and judgment to determine the amounts that are probable of recovery. Estimated losses, net of anticipated insurance recoveries, are recognized in the period the natural disaster occurs and the amount of the loss is determinable. To the extent that insurance proceeds received are less than the carrying value of the assets impaired, the proceeds are reported in the statement of cash flows as an investing activity. Insurance recoveries in excess of estimated losses are recognized when realizable and are reported in net earnings in the statement of cash flows as an operating activity.
Workers’ Compensation and General Liability Self-Insurance
The Company is substantially self-insured for losses related to workers’ compensation and general liability claims with stop-loss insurance for both coverages. Losses are accrued based upon the Company’s undiscounted estimates of the aggregate liability for claims incurred based on historical experience and certain actuarial assumptions. Expected recoveries from third party insurance companies are also estimated and accrued.
Advertising
The Company expenses the costs of general advertising, promotion and marketing programs at the time the costs are incurred.
Share Based Compensation
All share based payments to employees, including grants of employee stock options and restricted stock, are recognized as compensation expense over the service period based on the fair value on the date of grant.
Computation of Net Earnings per Common Share
Net earnings per common share is presented for both basic earnings per common share (“Basic EPS”) and diluted earnings per common share (“Diluted EPS”). Earnings attributable to securities that are deemed to be participating securities are excluded from the calculation of Basic EPS using the two-class method. The Company has determined that the convertible promissory note issued to a shareholder as described in Note 12 and employee restricted stock grants, including awards granted under its long-term incentive plans, are participating securities. Basic EPS is based upon the weighted average number of common shares outstanding during the period, excluding unvested restricted stock and stock options held by employees. Diluted EPS is based upon the weighted average number of common and potential common shares outstanding during the period. Potential common shares result from the assumed exercise of outstanding stock options as well as unvested restricted stock, the proceeds of which are then assumed to have been used to repurchase outstanding common stock using the treasury stock method. For periods that the Company reports a net loss, all potential common shares are considered anti-dilutive and are excluded from calculations of Diluted EPS. For periods when the Company reports net earnings, potential common shares with exercise prices in excess of the Company’s average common stock fair value for the related period are considered anti-dilutive and are excluded from calculations of Diluted EPS. See Note 18 for further details.
Use of Estimates and Critical Accounting Policies
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company’s most significant estimates relate to the valuation of property and equipment, income tax liabilities, goodwill and other intangible assets, which may be significantly affected by changes in the regulatory environment in which the Company operates, and to the aggregate costs for self-insured liability claims.
Reclassifications
Certain financial statement accounts have been reclassified in prior years to conform to current year presentation. There was no impact from these reclassifications on total assets, total liabilities, total net revenues, operating income or cash flows.
Recent Accounting Pronouncements
In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 is intended to simplify indefinite-lived intangible asset impairment testing by adding a qualitative review step to assess whether the required quantitative impairment analysis that exists today is necessary. Under the amended rule, a testing methodology similar to that which is performed for goodwill impairment testing will be acceptable for accessing a company's indefinite-lived intangible assets. The new standard will be effective for indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. The Company intends to adopt the standard during 2013.
In September 2011, the FASB issued ASU No. 2011-09, Compensation-Retirement Benefits-Multiemployer Plans. ASU 2011-09 is intended to enhance the disclosure requirements for employers participating in multiemployer pension plans to improve transparency and increase awareness of the commitments and risks involved with participation in multiemployer plans. The new accounting guidance requires employers participating in multiemployer plans to provide additional quantitative and qualitative disclosures to provide users with more detailed information regarding an employer’s involvement in multiemployer plans. The new standard became effective for fiscal years ending after December 15, 2011. The Company adopted this standard during 2011, however upon review of its level of participation in multiemployer plans, the impact of adopting this guidance had no impact on the Company’s consolidated financial statements or related disclosures.
In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other: Testing Goodwill for Impairment. ASU 2011-08 is intended to simplify goodwill impairment testing by adding a qualitative review step to assess whether the required quantitative impairment analysis that exists today is necessary. Under the amended rule, a company will not be required to calculate the fair value of a business that contains recorded goodwill unless it concludes, based on the qualitative assessment, that it is more likely than not that the fair value of that business is less than its book value. If such a decline in fair value is deemed more likely than not to have occurred, then the quantitative goodwill impairment test that exists under current GAAP must be completed; otherwise, no further testing is required until the next annual test date (or sooner if conditions or events before that date raise concerns of potential impairment in the business). The amended goodwill impairment guidance does not affect the manner in which a company estimates fair value. The new standard became effective for goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company adopted the standard during the year ended December 31, 2012, and there was no impact on the Company's consolidated financial statements.
In June 2011, the FASB issued ASU No. 2011-05, which updates the guidance in ASC Topic 220, Presentation of Comprehensive Income. ASU 2011-05 specifies that entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two separate, but consecutive, statements, and that entities must display adjustments for items reclassified from other comprehensive income to net income in both net income and other comprehensive income. The provisions for this pronouncement became effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the standard for the year ended December 31, 2012. However, since the Company has no other components of comprehensive income, comprehensive income is the same as net earnings as presented in the accompanying Consolidated Statements of Comprehensive Income.
In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards ("IFRS") which changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements in order to improve consistency in the application and description of fair value between GAAP and International Financial Reporting Standards. ASU 2011-04 clarifies how the concepts of highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or liabilities. In addition, the guidance expanded the disclosures for the unobservable inputs for Level 3 fair value measurements, requiring quantitative information to be disclosed related to (1) the valuation processes used, (2) the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, and (3) use of a nonfinancial asset in a way that differs from the asset’s highest and best use. The revised guidance became effective for interim and annual fiscal periods beginning after December 15, 2011. The Company adopted the standard for the year ended December 31, 2012, and there was no material impact on the Company’s consolidated financial statements.